CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 179,584		$ 301,626
Short-term investments	296		2,372
Accounts receivable, net of allowances for doubtful accounts of $10,796 and $30,145, respectively	15,000		20,168
Inventories	26,028		34,262
Deferred costs	125,472		103,222
Prepaids and other current assets	27,154		29,242
Short-term restricted cash	13,806		12,905
Total current assets	387,340		503,797
Property, plant and equipment, net	8,866		12,199
Goodwill			13,820
Intangible assets, net			3,625
Long-term investments	62,443		19,226
Long-term deferred costs	20,556		39,741
Long-term deferred tax assets	283		1,823
Other long-term assets	8,603		6,709
Total assets	488,091		600,940
Current liabilities:
Accounts payable	24,991		23,530
Income taxes payable	8,735		786
Customer advances	89,362		82,589
Deferred revenue	41,461		64,989
Deferred tax liabilities	219		1,575
Other current liabilities	26,200		50,318
Total current liabilities	190,968		223,787
Long-term deferred revenue	59,530		83,227
Other long-term liabilities	20,937		22,887
Total liabilities	271,435		329,901
Commitments and contingencies (Note 12)
UTStarcom Holdings Corp. shareholders' equity:
Ordinary share: $0.00375 par value; 250,000 authorized shares; 53,322 and 52,169 shares issued at December 31, 2012 and December 31, 2011, respectively; 47,656 and 50,605 shares outstanding at December 31, 2012 and December 31, 2011, respectively (Note 1)	182	[1]	182	[1]
Additional paid-in capital	1,309,761		1,306,780
Treasury stock, at cost: 5,666 and 1,564 shares at December 31, 2012 and December 31, 2011, respectively	(20,421)	[1]	(6,301)	[1]
Accumulated deficit	(1,153,301)		(1,118,916)
Accumulated other comprehensive income	79,621		82,893
Total UTStarcom Holdings Corp. shareholders' equity	215,842		264,638
Noncontrolling interests	814		6,401
Total equity	216,656		271,039
Total liabilities and equity	$ 488,091		$ 600,940

[1]	Authorized share capital of the company was amended by the consolidation of the existing 750,000,000 Ordinary Shares of US$0.00125 par value each into 250,000,000 Ordinary Shares of US$0.00375 par value each effective from March 21, 2013. The authorized shares, issued shares, outstanding shares, and treasury stock shares for 2012 and 2011 have been adjusted retroactively to reflect the one for three reverse share split.